Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss	$ 525	$ 470